Leases, Future Minimum Time-Charter Receipts (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($) Vessel
Future Minimum Time-charter Receipts [Abstract]
2025 (remaining)	$ 41,808
2026	60,716
2027	36,816
2028	8,967
2029 and thereafter	72,202
Total	$ 220,509
Estimated off-hire time	20 days
Weco Tankers A/S [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	1
CTC [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	1
Clearlake Shipping Pte Ltd [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	2
Trafigura Maritime Logistics Pte Ltd. [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	4